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                                  Annual Report

                                  May 31, 2001

                                  Mercury
                                  International
                                  Fund

MERCURY MASTER
INTERNATIONAL PORTFOLIO

SECTOR REPRESENTATION

A pie chart illustrating the following percentages
(As a Percentage of Net Assets as of May 31, 2001):

Consumer Staples                                            5.5%
Consumer Discretionary                                     14.6%
Information Technology                                      5.6%
Telecommunication Services                                  8.2%
Utilities                                                   2.6%
Financials                                                 21.8%
Cash Equivalent                                             7.2%
Other                                                       1.1%
Industrials                                                 9.4%
Energy                                                      8.3%
Health Care                                                 8.0%
Materials                                                   7.7%


GEOGRAPHIC ASSET MIX

A pie chart illustrating the following percentages
(As a Percentage of Net Assets as of May 31, 2001):

Europe                                                     57.9%
Africa                                                      1.1%
Cash Equivalent                                             7.2%
Pacific Basin/Asia
(Ex Japan & Australia)                                      4.8%
Japan                                                      25.4%
Australia                                                   2.7%
Latin America                                               0.1%
North America                                               0.8%


                   May 31, 2001 (2) Mercury International Fund

DEAR SHAREHOLDER

Fiscal Year in Review

We are pleased to provide you with this annual report to shareholders. The fiscal year ended May 31, 2001 was a very poor period for returns in international stock markets with the unmanaged benchmark Morgan Stanley Capital International (MSCI) World (Ex-US) Index posting a decline of 17.39% in US dollar terms, after gaining an equivalent percentage in the previous 12 months. The index itself was back at levels last seen in late 1998. Mercury International Fund's total returns for Class I, Class A, Class B and Class C Shares were -18.91%, -19.13%, -19.69% and -19.70%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 7-9 of this report to shareholders.)

The major factors behind the sharp falls in stock markets around the world were the collapse of the technology bull market that had been so powerful in 1998, 1999 and the early part of 2000, and the clear slowdown in the US economy during the period.

In retrospect, it is clear to us that technology and telecommunication shares became grossly overvalued in the first quarter of 2000 and expectations and hopes of the profitability of new technologies became excessive. During the course of the last year, a greater degree of realism about future profitability has been evident and share prices have fallen back accordingly. In some cases this has meant declines of 90% or more and most technology and telecommunication stocks have fallen by more than 50%. Conversely, the stocks that suffered when technology stocks were rising sharply, because they were viewed as offering low growth prospects, became relatively much more attractive as technology stocks slumped, and many small, "old economy" sectors actually rose as the markets were falling.

The very rapid slowdown of the US economy in the latter part of 2000, led by technology demand, caught most economists by surprise, and was met by an extremely rapid response from the Federal Reserve Board, which has cut interest rates more rapidly than at any time in its history. This prompted a shift in the types of stocks that have performed best in the Portfolio. In the last part of 2000, the stocks with the least sensitivity to the economic cycle, such as tobacco and food and drink companies, were the best performers. However, as US interest rates were cut in 2001, companies with much greater sensitivity to the economic cycle, such as mining, autos and paper companies, performed the best.

The strength of the US dollar against other world currencies was another factor depressing the Portfolio's returns during the period. The US dollar rose by more than 10% against the yen and the euro, and by more than 5% against the British pound sterling.

Since late February, the Portfolio has had a significant overweighted position in Japan, and a corresponding underweighted position in Continental Europe. This reflects our belief that the European economies will not escape the downturn in the US economy and that the policy response from the European Central Bank has been very slow and the drive toward more market-friendly economic policies within Europe appears to have


                   May 31, 2001 (3) Mercury International Fund stalled. By contrast, in Japan the US-induced downturn may have a smaller effect, and the policy response and institutional change appears to be accelerating. The Bank of Japan has announced an inflation target for the first time, which ensures that monetary policy will have to become significantly easier over the foreseeable future. In addition, we believe the newly elected Prime Minister Koizumi is very focused on driving institutional reform within Japan which, if successful, is likely to contribute to making far more efficient use of resources within the economy. The Fund's positioning benefited its performance relative to the MSCI World (Ex-US) Index and its peer group of funds.

In Conclusion

Looking ahead, we expect the rapid reduction in US interest rates to lead to stabilization in the US economy in the second half of 2001. However, the recovery may not be particularly rapid, and global growth is likely to be subdued as both the Japanese and European economies are behind the United States in this economic cycle. Markets are torn between a concern for earnings in such an economic environment and the ample liquidity that is being offered by the central banks in both the United States and Japan.

We thank you for your interest in Mercury International Fund, and we look forward to reviewing our investment strategy with you again in our next report to shareholders.

Sincerely,


/s/ Jeffrey Peek                                          /s/ Jeremy Beckwith

Jeffrey Peek                                              Jeremy Beckwith
President and Director                                    Portfolio Manager

July 10, 2001

We are pleased to announce that Jeremy Beckwith is responsible for the day-to-day management of Mercury International Fund. Mr. Beckwith has been employed by Merrill Lynch Investment Managers, L.P. since 1990.


                   May 31, 2001 (4) Mercury International Fund

OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President and Treasurer
Robert E. Putney, III, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                   May 31, 2001 (5) Mercury International Fund

IMPORTANT TAX INFORMATION

The following information summarizes all per share distributions paid by Mercury International Fund during the year ended May 31, 2001.

-------------------------------------------------------------------------------------------------------------
                                          Domestic       Foreign        Total         Taxes       Long-Term
                Record       Payable   Non-Qualifying    Source       Ordinary       Paid or       Capital
                 Date         Date         Income        Income        Income       Withheld        Gains*
-------------------------------------------------------------------------------------------------------------
Class I         8/03/00      8/09/00      $.453344      $.083827      $.537171      $.012168       $.107619
-------------------------------------------------------------------------------------------------------------
Class A         8/03/00      8/09/00      $.440432      $.081439      $.521871      $.012168       $.107619
-------------------------------------------------------------------------------------------------------------
Class B         8/03/00      8/09/00      $.409728      $.075762      $.485490      $.012168       $.107619
-------------------------------------------------------------------------------------------------------------
Class C         8/03/00      8/09/00      $.409597      $.075738      $.485335      $.012168       $.107619
-------------------------------------------------------------------------------------------------------------

* All of the long-term capital gain distributions are subject to a maximum 20% tax rate.

      The foreign taxes paid or withheld represent taxes incurred by the Fund on dividends and/or interest received by the Fund from foreign sources. Foreign taxes paid or withheld should be included as foreign source taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

      Please retain this information for your records.


                   May 31, 2001 (6) Mercury International Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


                   May 31, 2001 (7) Mercury International Fund

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class I, Class A, Class B & Class C Shares compared to growth of an investment in the MSCI EAFE Index. Beginning and ending values are:

                                           10/30/98**                 5/01
Mercury International Fund+--
Class I Shares*                            $9,475                     $9,686
Mercury International Fund+--
Class A Shares*                            $9,475                     $9,624
Mercury International Fund+--
Class B Shares*                            $10,000                    $9,659
Mercury International Fund+--
Class C Shares*                            $10,000                    $9,956
MSCI EAFE Index++                          $10,000                    $10,572

 * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + The Fund invests all of its assets in Mercury Master International Portfolio. The Portfolio invests primarily in stocks of companies located outside of the United States that its management believes are undervalued or have good prospects for earnings growth.
++ This unmanaged broad-based Index measures the total returns of developed foreign stock markets in Europe, Asia and the Far East.
      Past performance is not predictive of future performance.


                   May 31, 2001 (8) Mercury International Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                        % Return       % Return
                                                      Without Sales   With Sales
Class I Shares*                                          Charge         Charge**
--------------------------------------------------------------------------------
One Year Ended 3/31/01                                  -28.53%        -32.28%
--------------------------------------------------------------------------------
Inception (10/30/98) through 3/31/01                     -0.87          -3.05
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

================================================================================
                                                        % Return       % Return
                                                      Without Sales   With Sales
Class A Shares*                                          Charge         Charge**
--------------------------------------------------------------------------------
One Year Ended 3/31/01                                  -28.75%        -32.49%
--------------------------------------------------------------------------------
Inception (10/30/98) through 3/31/01                     -1.14          -3.32
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                        % Return        % Return
                                                         Without          With
Class B Shares*                                           CDSC           CDSC**
--------------------------------------------------------------------------------
One Year Ended 3/31/01                                  -29.26%         -31.91%
--------------------------------------------------------------------------------
Inception (10/30/98) through 3/31/01                     -1.88           -3.01
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                        % Return        % Return
                                                         Without          With
Class C Shares*                                           CDSC           CDSC**
--------------------------------------------------------------------------------
One Year Ended 3/31/01                                  -29.26%         -29.93%
--------------------------------------------------------------------------------
Inception (10/30/98) through 3/31/01                     -1.88           -1.88
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================
                              6 Month          12 Month          Since Inception
As of May 31, 2001         Total Return      Total Return          Total Return
--------------------------------------------------------------------------------
Class I                       -7.61%           -18.91%                 2.24%
--------------------------------------------------------------------------------
Class A                       -7.72            -19.13                  1.57
--------------------------------------------------------------------------------
Class B                       -8.07            -19.69                 -0.43
--------------------------------------------------------------------------------
Class C                       -8.07            -19.70                 -0.43
--------------------------------------------------------------------------------
* Investment results shown do not reflect sales charges; results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's inception date is 10/30/98.


                   May 31, 2001 (9) Mercury International Fund

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2001

MERCURY INTERNATIONAL FUND

Assets:

Investment in Mercury Master International Portfolio,
  at value (identified cost--$366,368,044)                                                 $ 366,719,549
Prepaid registration fees                                                                         52,260
                                                                                           -------------
Total assets                                                                                 366,771,809
                                                                                           -------------
--------------------------------------------------------------------------------------------------------

Liabilities:

Payables:
  Distributor                                                                  $ 254,410
  Administrator                                                                   70,073         324,483
                                                                               ---------
Accrued expenses                                                                                 277,352
                                                                                           -------------
Total liabilities                                                                                601,835
                                                                                           -------------
--------------------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                                 $ 366,169,974
                                                                                           =============
--------------------------------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                                        $         492
Class A Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                                                  452
Class B Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                                                1,796
Class C Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                                                1,169
Paid-in capital in excess of par                                                             418,155,220
Accumulated investment loss--net                                                                (939,312)
Accumulated realized capital losses on investments and foreign currency
  transactions from the Portfolio--net                                                       (49,063,589)
Accumulated distributions in excess of realized capital gains on investments
  and foreign currency transactions from the Portfolio--net                                   (2,337,759)
Unrealized appreciation on investments and foreign currency transactions
  from the Portfolio--net                                                                        351,505
                                                                                           -------------
Net assets                                                                                 $ 366,169,974
                                                                                           =============
--------------------------------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $46,568,950 and 4,917,336 shares
  outstanding                                                                              $        9.47
                                                                                           =============
Class A--Based on net assets of $42,642,498 and 4,516,256 shares
  outstanding                                                                              $        9.44
                                                                                           =============
Class B--Based on net assets of $167,788,360 and 17,964,278 shares
  outstanding                                                                              $        9.34
                                                                                           =============
Class C--Based on net assets of $109,170,166 and 11,688,815 shares
  outstanding                                                                              $        9.34
                                                                                           =============
--------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                  May 31, 2001 (10) Mercury International Fund

STATEMENT OF OPERATIONS

For the Year Ended May 31, 2001

MERCURY INTERNATIONAL FUND

Investment Income:

Investment income allocated from the Portfolio (net of $848,920 foreign
  withholding tax)                                                                        $  7,246,019
Expenses allocated from the Portfolio                                                       (4,107,969)
                                                                                          ------------
Net investment income from the Portfolio                                                     3,138,050
                                                                                          ------------
------------------------------------------------------------------------------------------------------

Expenses:

Account maintenance and distribution fees--Class B                        $  2,030,694
Account maintenance and distribution fees--Class C                           1,481,467
Administration fees                                                          1,153,344
Transfer agent fees--Class B                                                   434,327
Transfer agent fees--Class C                                                   317,811
Printing and shareholder reports                                               171,014
Registration fees                                                              167,353
Account maintenance fees--Class A                                              122,838
Transfer agent fees--Class I                                                   115,550
Transfer agent fees--Class A                                                    93,133
Professional fees                                                               22,925
Accounting services                                                              1,484
Other                                                                            8,200
                                                                          ------------
Total expenses                                                                               6,120,140
                                                                                          ------------
Investment loss--net                                                                        (2,982,090)
                                                                                          ------------
------------------------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) from the Portfolio--Net:

Realized gain (loss) from the Portfolio on:
  Investments--net                                                         (49,349,665)
  Foreign currency transactions--net                                           397,966     (48,951,699)
                                                                          ------------
Change in unrealized appreciation on investments and foreign
  currency transactions from the Portfolio--net                                            (47,916,250)
                                                                                          ------------
Net Decrease in Net Assets Resulting from Operations                                      $(99,850,039)
                                                                                          ============
------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                  May 31, 2001 (11) Mercury International Fund

STATEMENTS OF CHANGES IN NET ASSETS

MERCURY INTERNATIONAL FUND

                                                                       For the Year Ended May 31,
                                                                     ------------------------------
Increase (Decrease) in Net Assets:                                       2001              2000
---------------------------------------------------------------------------------------------------
Operations:

Investment loss--net                                                 $  (2,982,090)   $  (2,471,614)
Realized gain (loss) on investments and foreign currency
  transactions from the Portfolio--net                                 (48,951,699)      32,099,474
Change in unrealized appreciation on investments and foreign
  currency transactions from the Portfolio--net                        (47,916,250)      42,025,047
                                                                     ------------------------------
Net increase (decrease) in net assets resulting from operations        (99,850,039)      71,652,907
                                                                     ------------------------------
---------------------------------------------------------------------------------------------------

Dividends & Distributions to Shareholders:

In excess of investment income--net:
  Class I                                                                       --         (400,595)
  Class A                                                                       --         (431,132)
Realized gain on investments from the Portfolio--net:
  Class I                                                               (3,361,067)        (760,657)
  Class A                                                               (2,730,520)      (1,159,551)
  Class B                                                              (10,146,005)      (2,663,174)
  Class C                                                               (7,993,583)      (2,041,330)
In excess of realized gain on investments from the Portfolio--net:
  Class I                                                                 (324,267)              --
  Class A                                                                 (263,433)              --
  Class B                                                                 (978,860)              --
  Class C                                                                 (771,199)              --
                                                                     ------------------------------
Net decrease in net assets resulting from dividends
  and distributions to shareholders                                    (26,568,934)      (7,456,439)
                                                                     ------------------------------
---------------------------------------------------------------------------------------------------

Capital Share Transactions:

Net increase (decrease) in net assets derived from capital
  share transactions                                                   (41,436,787)     125,017,719
                                                                     ------------------------------
---------------------------------------------------------------------------------------------------

Net Assets:

Total increase (decrease) in net assets                               (167,855,760)     189,214,187
Beginning of year                                                      534,025,734      344,811,547
                                                                     ------------------------------
End of year*                                                         $ 366,169,974    $ 534,025,734
                                                                     ==============================
---------------------------------------------------------------------------------------------------
*Accumulated investment loss--net                                    $    (939,312)   $          --
                                                                     ==============================
---------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                  May 31, 2001 (12) Mercury International Fund

FINANCIAL HIGHLIGHTS

MERCURY INTERNATIONAL FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                      Class I
                                                 ------------------------------------------------
                                                            For the
                                                       Year Ended May 31,          For the Period
                                                 -------------------------------   Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:              2001               2000      to May 31, 1999
-------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period               $  12.34           $  10.42           $  10.00
                                                   ----------------------------------------------
Investment income--net                                  .02**              .04**              .06
Realized and unrealized gain (loss) on
  investments and foreign currency
  transactions from the Portfolio--net                (2.25)              2.16                .36
                                                   ----------------------------------------------
Total from investment operations                      (2.23)              2.20                .42
                                                   ----------------------------------------------
Less dividends and distributions:
  In excess of investment income--net                    --               (.10)                --
  Realized gain on investments from the
    Portfolio--net                                     (.59)              (.18)                --
  In excess of realized gain on investments
    from the Portfolio--net                            (.05)                --                 --
                                                   ----------------------------------------------
Total dividends and distributions                      (.64)              (.28)                --
                                                   ----------------------------------------------
Net asset value, end of period                     $   9.47           $  12.34           $  10.42
                                                   ==============================================
-------------------------------------------------------------------------------------------------

Total Investment Return:***

Based on net asset value per share                  (18.91%)            20.99%              4.20%@
                                                   ==============================================
-------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses++                                            1.41%              1.24%              1.56%*
                                                   ==============================================
Investment income--net                                 .15%               .33%              1.21%*
                                                   ==============================================
-------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)           $ 46,569           $ 69,325           $ 33,958
                                                   ==============================================
-------------------------------------------------------------------------------------------------

  *   Annualized.
 **   Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


                  May 31, 2001 (13) Mercury International Fund

MERCURY INTERNATIONAL FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                      Class A
                                                 ------------------------------------------------
                                                            For the
                                                       Year Ended May 31,          For the Period
                                                 -------------------------------   Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:              2001               2000      to May 31, 1999
-------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period               $  12.32           $  10.40           $  10.00
                                                   ----------------------------------------------
Investment income (loss)--net                          (.01)**            (.01)**             .05
Realized and unrealized gain (loss) on
  investments and foreign currency
  transactions from the Portfolio--net                (2.24)              2.18                .35
                                                   ----------------------------------------------
Total from investment operations                      (2.25)              2.17                .40
                                                   ----------------------------------------------
Less dividends and distributions:
  In excess of investment income--net                    --               (.07)                --
  Realized gain on investments from the
    Portfolio--net                                     (.57)              (.18)                --
  In excess of realized gain on investments
    from the Portfolio--net                            (.06)                --                 --
                                                   ----------------------------------------------
Total dividends and distributions                      (.63)              (.25)                --
                                                   ----------------------------------------------
Net asset value, end of period                     $   9.44           $  12.32           $  10.40
                                                   ==============================================
-------------------------------------------------------------------------------------------------

Total Investment Return:***

Based on net asset value per share                  (19.13%)            20.77%              4.00%@
                                                   ==============================================
-------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses++                                            1.66%              1.49%              1.82%*
                                                   ==============================================
Investment income (loss)--net                         (.07%)             (.08%)              .96%*
                                                   ==============================================
-------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)           $ 42,643           $ 60,099           $ 59,373
                                                   ==============================================
-------------------------------------------------------------------------------------------------

  *   Annualized.
 **   Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


                  May 31, 2001 (14) Mercury International Fund

MERCURY INTERNATIONAL FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                      Class B
                                                 ------------------------------------------------
                                                            For the
                                                       Year Ended May 31,          For the Period
                                                 -------------------------------   Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:               2001               2000     to May 31, 1999
-------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                $  12.24           $  10.36          $  10.00
                                                    ---------------------------------------------
Investment income (loss)--net                           (.10)**            (.09)**            .01
Realized and unrealized gain (loss) on
  investments and foreign currency
  transactions from the Portfolio--net                 (2.21)              2.14               .35
                                                    ---------------------------------------------
Total from investment operations                       (2.31)              2.05               .36
                                                    ---------------------------------------------
Less distributions:
  Realized gain on investments from
    the Portfolio--net                                  (.54)              (.17)               --
  In excess of realized gain on investments
    from the Portfolio--net                             (.05)                --                --
                                                    ---------------------------------------------
Total distributions                                     (.59)              (.17)               --
                                                    ---------------------------------------------
Net asset value, end of period                      $   9.34           $  12.24          $  10.36
                                                    =============================================
-------------------------------------------------------------------------------------------------

Total Investment Return:***

Based on net asset value per share                   (19.69%)            19.68%             3.60%@
                                                    =============================================
-------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses++                                             2.44%              2.26%             2.55%*
                                                    =============================================
Investment income (loss)--net                          (.85%)             (.74%)             .12%*
                                                    =============================================
-------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)            $167,788           $224,759          $142,434
                                                    =============================================
-------------------------------------------------------------------------------------------------

  *   Annualized.
 **   Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


                  May 31, 2001 (15) Mercury International Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY INTERNATIONAL FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                      Class C
                                                 ------------------------------------------------
                                                            For the
                                                       Year Ended May 31,          For the Period
                                                 -------------------------------   Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:              2001               2000      to May 31, 1999
-------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period             $  12.24           $  10.36             $  10.00
                                                 ------------------------------------------------
Investment income (loss)--net                        (.10)**            (.09)**               .01
Realized and unrealized gain (loss) on
  investments and foreign currency
  transactions from the Portfolio--net              (2.21)              2.14                  .35
                                                 ------------------------------------------------
Total from investment operations                    (2.31)              2.05                  .36
                                                 ------------------------------------------------
Less distributions:
  Realized gain on investments
    from the Portfolio--net                          (.54)              (.17)                  --
  In excess of realized gain on investments
    from the Portfolio--net                          (.05)                --                   --
                                                 ------------------------------------------------
Total distributions                                  (.59)              (.17)                  --
                                                 ------------------------------------------------
Net asset value, end of period                   $   9.34           $  12.24             $  10.36
                                                 ================================================
-------------------------------------------------------------------------------------------------

Total Investment Return:***

Based on net asset value per share                (19.70%)            19.68%                3.60%@
                                                 ================================================
-------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses++                                          2.43%              2.26%                2.56%*
                                                 ================================================
Investment income (loss)--net                       (.88%)             (.73%)                .14%*
                                                 ================================================
-------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)         $109,170           $179,843             $109,047
                                                 ================================================
-------------------------------------------------------------------------------------------------

  *   Annualized.
 **   Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


                  May 31, 2001 (16) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY INTERNATIONAL FUND

(1)   Significant Accounting Policies:

      Mercury International Fund (the "Fund") is part of Mercury Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master International Portfolio (the "Portfolio") of Mercury Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Portfolio owned by the Fund at May 31, 2001 was 100%. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.


                  May 31, 2001 (17) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

      (d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

      (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of investment income and realized gains are due primarily to differing tax treatments for foreign currency transactions.

      (f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

      (g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $111,991 have been reclassified between accumulated net realized capital losses and accumulated net investment loss. $1,930,787 has been reclassified between paid-in capital in excess of par and accumulated net investment loss and $101 has been reclassified between paid-in capital in excess of par and accumulated net realized capital losses. These reclassifications have no effect on net assets or net asset values per share.

(2)   Transactions with Affiliates:

      The Corporation has entered into an Administration Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                              Account               Distribution
                                          Maintenance Fee                Fee
      --------------------------------------------------------------------------
      Class A                                  .25%                      --
      --------------------------------------------------------------------------
      Class B                                  .25%                     .75%
      --------------------------------------------------------------------------
      Class C                                  .25%                     .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also


                  May 31, 2001 (18) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

      provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the year ended May 31, 2001, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                              FAMD                       MLPF&S
      --------------------------------------------------------------------------
      Class I                                $   10                      $    25
      --------------------------------------------------------------------------
      Class A                                $4,192                      $74,748
      --------------------------------------------------------------------------

      For the year ended May 31, 2001, MLPF&S received contingent deferred sales charges of $817,388 and $44,041 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $1,892 relating to transactions subject to front-end sales charge waivers in Class A Shares.

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, FAM, FAMD, FDS, and/or ML & Co.

(3)   Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the year ended May 31, 2001 were $35,073,331 and $109,206,272, respectively.

(4)   Capital Share Transactions:

      Net increase (decrease) in net assets derived from capital share transactions was $(41,436,787) and $125,017,719 for the years ended May 31, 2001 and May 31, 2000, respectively.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Year Ended
      May 31, 2001                                     Shares    Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                    1,702,289    $ 19,178,056
      Shares issued to shareholders in reinvestment
      of distributions                                 283,129       3,222,011
                                                    --------------------------
      Total issued                                   1,985,418      22,400,067
      Shares redeemed                               (2,686,741)    (28,482,251)
                                                    --------------------------
      Net decrease                                    (701,323)   $ (6,082,184)
                                                    ==========================
      ------------------------------------------------------------------------


                  May 31, 2001 (19) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

      Class I Shares for the Year Ended
      May 31, 2000                                     Shares    Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                    5,103,903    $ 62,498,165
      Shares issued to shareholders in reinvestment
      of dividends and distributions                    80,949       1,041,809
                                                    --------------------------
      Total issued                                   5,184,852      63,539,974
      Shares redeemed                               (2,825,829)    (34,066,110)
                                                    --------------------------
      Net increase                                   2,359,023    $ 29,473,864
                                                    ==========================
      ------------------------------------------------------------------------

      Class A Shares for the Year Ended
      May 31, 2001                                     Shares    Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                    4,419,681    $ 44,313,271
      Automatic conversion of shares                     2,789          29,421
      Shares issued to shareholders in reinvestment
      of distributions                                 235,263       2,674,941
                                                    --------------------------
      Total issued                                   4,657,733      47,017,633
      Shares redeemed                               (5,021,235)    (51,606,378)
                                                    --------------------------
      Net decrease                                    (363,502)   $ (4,588,745)
                                                    ==========================
      ------------------------------------------------------------------------

      Class A Shares for the Year Ended
      May 31, 2000                                     Shares    Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                    2,694,364    $ 32,922,632
      Shares issued to shareholders in reinvestment
      of dividends and distributions                   113,574       1,460,564
                                                    --------------------------
      Total issued                                   2,807,938      34,383,196
      Shares redeemed                               (3,635,921)    (46,223,265)
                                                    --------------------------
      Net decrease                                    (827,983)   $(11,840,069)
                                                    ==========================
      ------------------------------------------------------------------------

      Class B Shares for the Year Ended
      May 31, 2001                                     Shares    Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                    3,908,978    $ 42,473,171
      Shares issued to shareholders in reinvestment
      of distributions                                 845,164       9,567,258
                                                    --------------------------
      Total issued                                   4,754,142      52,040,429
      Automatic conversion of shares                    (2,808)        (29,421)
      Shares redeemed                               (5,143,370)    (53,160,971)
                                                    --------------------------
      Net decrease                                    (392,036)   $ (1,149,963)
                                                    ==========================
      ------------------------------------------------------------------------


                  May 31, 2001 (20) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS

(CONCLUDED)

      Class B Shares for the Year Ended
      May 31, 2000                                     Shares    Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                    6,923,085    $ 84,674,031
      Shares issued to shareholders in reinvestment
      of distributions                                 178,505       2,290,218
                                                    --------------------------
      Total issued                                   7,101,590      86,964,249
      Shares redeemed                               (2,498,997)    (30,810,082)
                                                    --------------------------
      Net increase                                   4,602,593    $ 56,154,167
                                                    ==========================
      ------------------------------------------------------------------------

      Class C Shares for the Year Ended
      May 31, 2001                                     Shares    Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                    1,689,190    $ 18,628,390
      Shares issued to shareholders in reinvestment
      of distributions                                 681,204       7,711,228
                                                    --------------------------
      Total issued                                   2,370,394      26,339,618
      Shares redeemed                               (5,369,875)    (55,955,513)
                                                    --------------------------
      Net decrease                                  (2,999,481)   $(29,615,895)
                                                    ==========================
      ------------------------------------------------------------------------

      Class C Shares for the Year Ended
      May 31, 2000                                     Shares    Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                    6,067,627    $ 74,615,106
      Shares issued to shareholders in reinvestment
      of distributions                                 139,667       1,791,930
                                                    --------------------------
      Shares sold                                    6,207,294      76,407,036
      Shares redeemed                               (2,048,743)    (25,177,279)
                                                    --------------------------
      Net increase                                   4,158,551    $ 51,229,757
                                                    ==========================
      ------------------------------------------------------------------------

(5)   Capital Loss Carryforward:

      At May 31, 2001, the Fund had a net capital loss carryforward of approximately $1,667,000, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.


                  May 31, 2001 (21) Mercury International Fund

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Mercury International Fund
(One of the Series constituting Mercury Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Mercury International Fund as of May 31, 2001, the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury International Fund as of May 31, 2001, the results of its operations, changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
July 13, 2001


                  May 31, 2001 (22) Mercury International Fund

SCHEDULE OF INVESTMENTS

MERCURY MASTER INTERNATIONAL PORTFOLIO

                                                                                          In US Dollars
                                                                                    ------------------------
                           Shares                                                                 Percent of
Industries                  Held                Investments                              Value    Net Assets
------------------------------------------------------------------------------------------------------------
AFRICA
============================================================================================================

South Africa

Banks                      190,000   Standard Bank Investment
                                     Corporation Limited                            $    797,882     0.2%
------------------------------------------------------------------------------------------------------------
Hotels,                  1,156,980  +Leisurenet Limited                                        1     0.0
Restaurants &
Leisure
------------------------------------------------------------------------------------------------------------
Index Related               25,000   MSCI South African OPALS
                                     (Class B) (b)                                       866,250     0.3
------------------------------------------------------------------------------------------------------------
Insurance                  550,000   Sanlam Limited                                      675,763     0.2
------------------------------------------------------------------------------------------------------------
Metals & Mining            380,000   Gold Fields Limited                               1,581,558     0.4
------------------------------------------------------------------------------------------------------------
                                     Total Investments in Africa
                                     (Cost--$3,997,878)                                3,921,454     1.1
------------------------------------------------------------------------------------------------------------

EUROPE
============================================================================================================

Finland

Communications             190,000   Nokia Oyj 'A'                                     5,504,484     1.5
Equipment
------------------------------------------------------------------------------------------------------------
Diversified                320,000   Sonera Oyj                                        2,771,991     0.8
Telecommunication
Services
------------------------------------------------------------------------------------------------------------
Metals & Mining            100,000   Outokumpu Oyj                                       889,980     0.2
------------------------------------------------------------------------------------------------------------
Paper & Forest             150,000   Stora Enso Oyj 'R'                                1,735,461     0.5
Products
------------------------------------------------------------------------------------------------------------
                                     Total Investments in Finland                     10,901,916     3.0
------------------------------------------------------------------------------------------------------------

France

Aerospace &                120,000   European Aeronautic Defense and
Defense                              Space Company                                     2,361,753     0.6
------------------------------------------------------------------------------------------------------------
Automobiles                 13,500   PSA Peugeot Citroen                               3,740,586     1.0
------------------------------------------------------------------------------------------------------------
Banks                       42,919   Banque Nationale de Paris (BNP)                   3,728,760     1.0
                            23,000   Societe Generale 'A'                              1,369,510     0.4
                                                                                    ------------------------
                                                                                       5,098,270     1.4
------------------------------------------------------------------------------------------------------------
Building Products           10,700   Compagnie de Saint Gobain                         1,595,293     0.4
------------------------------------------------------------------------------------------------------------
Construction                33,000   Bouygues SA                                       1,215,331     0.3
& Engineering
------------------------------------------------------------------------------------------------------------


                  May 31, 2001 (23) Mercury International Fund

                                                                                          In US Dollars
                                                                                    ------------------------
                           Shares                                                                 Percent of
Industries                  Held                Investments                              Value    Net Assets
------------------------------------------------------------------------------------------------------------
EUROPE (continued)
============================================================================================================

France (concluded)

Construction                19,000   Lafarge SA (Ordinary)                          $  1,774,705     0.5%
Materials
------------------------------------------------------------------------------------------------------------
Hotels,                     42,000   Accor SA                                          1,713,389     0.5
Restaurants &
Leisure
------------------------------------------------------------------------------------------------------------
Insurance                   72,000   Axa                                               2,044,411     0.6
------------------------------------------------------------------------------------------------------------
Media                       49,000   Vivendi Universal SA                              3,127,390     0.9
------------------------------------------------------------------------------------------------------------
Metals & Mining             25,000   Pechiney SA 'A'                                   1,354,041     0.4
------------------------------------------------------------------------------------------------------------
Multi-Utilities             50,000   Suez SA                                           1,525,680     0.4
------------------------------------------------------------------------------------------------------------
Oil & Gas                   40,000   Total Fina SA 'B'                                 5,828,098     1.6
------------------------------------------------------------------------------------------------------------
                                     Total Investments in France                      31,378,947     8.6
------------------------------------------------------------------------------------------------------------

Germany

Airlines                   215,000   Deutsche Lufthansa AG
                                     (Registered Shares)                               3,954,478     1.1
------------------------------------------------------------------------------------------------------------
Banks                       45,000   Bayerische Hypo- und Vereinsbank AG               2,174,094     0.6
------------------------------------------------------------------------------------------------------------
Chemicals                   30,000   Henkel KGaA                                       1,652,820     0.5
------------------------------------------------------------------------------------------------------------
Diversified                 14,000   Marschollek, Lautenschlaeger und
Financials                           Partner AG                                        1,447,701     0.4
------------------------------------------------------------------------------------------------------------
Diversified                110,000   Deutsche Telekom AG
Telecommunication                    (Registered Shares)                               2,277,755     0.6
Services
------------------------------------------------------------------------------------------------------------
Industrial                  60,000   Siemens AG                                        4,327,846     1.1
Conglomerates
------------------------------------------------------------------------------------------------------------
Insurance                    8,800   Allianz AG (Registered Shares)                    2,476,348     0.6
------------------------------------------------------------------------------------------------------------
Multi-Utilities             65,000   E.On AG                                           3,256,055     0.9
                            40,000   RWE AG                                            1,501,947     0.4
                                                                                    ------------------------
                                                                                       4,758,002     1.3
------------------------------------------------------------------------------------------------------------
Semiconductor                5,000   Infineon Technologies AG                            173,334     0.1
Equipment &
Products
------------------------------------------------------------------------------------------------------------
Software                    10,000   SAP AG (Systeme, Anwendungen,
                                     Produkte in der Datenverarbeitung)                1,401,930     0.4
------------------------------------------------------------------------------------------------------------
Textiles & Apparel          20,000   Adidas-Salomon AG                                 1,179,859     0.3
------------------------------------------------------------------------------------------------------------
                                     Total Investments in Germany                     25,824,167     7.0
------------------------------------------------------------------------------------------------------------


                  May 31, 2001 (24) Mercury International Fund

                                                                                          In US Dollars
                                                                                    ------------------------
                           Shares                                                                 Percent of
Industries                  Held                Investments                              Value    Net Assets
------------------------------------------------------------------------------------------------------------
EUROPE (continued)
============================================================================================================

Greece

Banks                        1,820   Commercial Bank of Greece                      $     80,402     0.0%
                             2,510   National Bank of Greece SA                           86,163     0.0
                                                                                    ------------------------
                                                                                         166,565     0.0
------------------------------------------------------------------------------------------------------------
Index Related                5,800   MSCI Greece OPALS (Class B) (b)                     310,010     0.1
------------------------------------------------------------------------------------------------------------
                                     Total Investments in Greece                         476,575     0.1
------------------------------------------------------------------------------------------------------------

Italy

Banks                      275,000   Banca Intesa SpA                                  1,023,265     0.3
------------------------------------------------------------------------------------------------------------
Diversified                300,000   Telecom Italia SpA (Registered Shares)            1,579,079     0.4
Telecommunication
Services
------------------------------------------------------------------------------------------------------------
Insurance                   80,000   Assicurazioni Generali                            2,271,568     0.6
------------------------------------------------------------------------------------------------------------
Oil & Gas                  200,000   ENI SpA                                           1,288,352     0.4
------------------------------------------------------------------------------------------------------------
Wireless                   150,000   Telecom Italia Mobile (TIM) SpA                     877,266     0.2
Telecommunication
Services
------------------------------------------------------------------------------------------------------------
                                     Total Investments in Italy                        7,039,530     1.9
------------------------------------------------------------------------------------------------------------

Netherlands

Air Freight &              112,000   TNT Post Group NV                                 2,493,843     0.7
Couriers
------------------------------------------------------------------------------------------------------------
Banks                       50,000   ABN AMRO Holding NV                                 955,669     0.3
------------------------------------------------------------------------------------------------------------
Diversified                 75,000   ING Groep NV                                      4,894,890     1.3
Financials
------------------------------------------------------------------------------------------------------------
Food & Drug                125,000   Koninklijke Ahold NV                              3,800,426     1.0
Retailing                  125,000   Koninklijke Ahold NV (Rights)                        75,225     0.0
                                                                                    ------------------------
                                                                                       3,875,651     1.0
------------------------------------------------------------------------------------------------------------
Household Durables          59,448   Koninklijke (Royal) Philips
                                     Electronics NV                                    1,629,552     0.5
------------------------------------------------------------------------------------------------------------
Insurance                   60,000   Aegon NV                                          1,595,353     0.4
------------------------------------------------------------------------------------------------------------
Internet Software &         70,000  +KPNQwest NV                                         784,369     0.2
Services
------------------------------------------------------------------------------------------------------------
Machinery                   33,000  +IHC Caland NV                                     1,626,502     0.5
------------------------------------------------------------------------------------------------------------
Media                       62,000   Wolters Kluwer NV 'A'                             1,595,454     0.5
------------------------------------------------------------------------------------------------------------
Oil & Gas                  110,000   Royal Dutch Petroleum Company                     6,682,224     1.8
------------------------------------------------------------------------------------------------------------
Specialty Retail           150,000   Vendex KBB NV                                     1,989,741     0.5
------------------------------------------------------------------------------------------------------------
                                     Total Investments in the Netherlands             28,123,248     7.7
------------------------------------------------------------------------------------------------------------


                  May 31, 2001 (25) Mercury International Fund

                                                                                          In US Dollars
                                                                                    ------------------------
                           Shares                                                                 Percent of
Industries                  Held                Investments                              Value    Net Assets
------------------------------------------------------------------------------------------------------------
EUROPE (continued)
============================================================================================================

Spain

Banks                      350,000   Banco Santander Central Hispano, SA            $  3,337,425     0.9%
------------------------------------------------------------------------------------------------------------
Diversified                180,000  +Telefonica SA                                     2,650,108     0.7
Telecommunication
Services
------------------------------------------------------------------------------------------------------------
Wireless                   250,000  +Telefonica Moviles, SA                            1,864,720     0.5
Telecommunication
Services
------------------------------------------------------------------------------------------------------------
                                     Total Investments in Spain                        7,852,253     2.1
------------------------------------------------------------------------------------------------------------

Sweden

Tobacco                    420,000   Swedish Match AB                                  1,942,729     0.5
------------------------------------------------------------------------------------------------------------
                                     Total Investments in Sweden                       1,942,729     0.5
------------------------------------------------------------------------------------------------------------

Switzerland

Banks                       26,000   UBS AG (Registered Shares)                        3,884,058     1.1
------------------------------------------------------------------------------------------------------------
Food Products                2,250   Nestle SA (Registered Shares)                     4,658,027     1.3
------------------------------------------------------------------------------------------------------------
Insurance                    2,000   Schweizerische Rueckversicherungs-
                                     Gesellschaft (Registered Shares)                  3,879,599     1.0
------------------------------------------------------------------------------------------------------------
Pharmaceuticals            144,000   Novartis AG (Registered Shares)                   5,478,261     1.5
                            28,000   Roche Holding AG                                  2,114,827     0.6
                                                                                    ------------------------
                                                                                       7,593,088     2.1
------------------------------------------------------------------------------------------------------------
                                     Total Investments in Switzerland                 20,014,772     5.5
------------------------------------------------------------------------------------------------------------

United Kingdom

Aerospace &                250,000   British Aerospace PLC                             1,243,025     0.3
Defense
------------------------------------------------------------------------------------------------------------
Airlines                   175,000   British Airways PLC                                 911,137     0.3
------------------------------------------------------------------------------------------------------------
Banks                      175,000   Bank of Scotland                                  1,988,840     0.5
                           160,000   Barclays PLC                                      4,807,310     1.3
                           195,000   Lloyds TSB Group PLC                              1,939,119     0.5
                            87,000   Royal Bank of Scotland Group PLC                  2,002,194     0.5
                                                                                    ------------------------
                                                                                      10,737,463     2.8
------------------------------------------------------------------------------------------------------------
Beverages                  150,000   Diageo PLC                                        1,619,484     0.4
------------------------------------------------------------------------------------------------------------
Chemicals                  195,000   Imperial Chemical Industries PLC                  1,241,036     0.3
------------------------------------------------------------------------------------------------------------
Commercial                 310,000   Shanks & McEwan Group PLC                           792,298     0.2
Services & Supplies
------------------------------------------------------------------------------------------------------------
Communications             125,000   Marconi PLC                                         627,728     0.2
Equipment
------------------------------------------------------------------------------------------------------------


                  May 31, 2001 (26) Mercury International Fund

                                                                                          In US Dollars
                                                                                    ------------------------
                           Shares                                                                 Percent of
Industries                  Held                Investments                              Value    Net Assets
------------------------------------------------------------------------------------------------------------
EUROPE (continued)
============================================================================================================

United Kingdom (continued)

Construction                88,000   RMC Group PLC                                  $    900,092     0.2%
Materials
------------------------------------------------------------------------------------------------------------
Containers &               320,000   Rexam PLC                                         1,404,689     0.4
Packaging
------------------------------------------------------------------------------------------------------------
Diversified                310,000   British Telecommunications PLC                    1,915,679     0.5
Telecommunication           93,000   British Telecommunications PLC
Services                             (Rights) (a)                                        176,375     0.1
                           110,000  +COLT Telecom Group PLC                            1,148,555     0.3
                                                                                    ------------------------
                                                                                       3,240,609     0.9
------------------------------------------------------------------------------------------------------------
Electric Utilities         435,000   British Energy PLC                                1,792,087     0.5
------------------------------------------------------------------------------------------------------------
Food & Drug                255,000   J. Sainsbury PLC                                  1,573,989     0.4
Retailing
------------------------------------------------------------------------------------------------------------
Hotels,                    165,000   Compass Group PLC                                 1,221,219     0.3
Restaurants &              290,000   P & O Princess Cruises PLC                        1,483,106     0.4
Leisure                                                                             ------------------------
                                                                                       2,704,325     0.7
------------------------------------------------------------------------------------------------------------
Household Durables          78,000   The Berkeley Group PLC                              903,629     0.2
------------------------------------------------------------------------------------------------------------
Insurance                   63,000   Prudential Corporation PLC                          715,982     0.2
                           110,000   Royal & Sun Alliance Insurance
                                     Group PLC                                           724,293     0.2
                                                                                    ------------------------
                                                                                       1,440,275     0.4
------------------------------------------------------------------------------------------------------------
Media                      195,000   Carlton Communications PLC                        1,055,435     0.3
                           105,000   WPP Group PLC                                     1,144,080     0.3
                                                                                    ------------------------
                                                                                       2,199,515     0.6
------------------------------------------------------------------------------------------------------------
Metals & Mining            180,000   Billiton PLC                                        917,352     0.3
                            55,000   Johnson Matthey PLC                                 761,015     0.2
                                                                                    ------------------------
                                                                                       1,678,367     0.5
------------------------------------------------------------------------------------------------------------
Multiline Retail           275,000   Kingfisher PLC                                    1,738,459     0.5
------------------------------------------------------------------------------------------------------------
Oil & Gas                1,100,000   BP Amoco PLC                                      9,719,745     2.7
                           600,000   Shell Transport & Trading Company                 5,203,658     1.4
                                                                                    ------------------------
                                                                                      14,923,403     4.1
------------------------------------------------------------------------------------------------------------
Pharmaceuticals             85,000   AstraZeneca Group PLC                             4,014,971     1.1
                           255,000   GlaxoSmithKline PLC                               6,926,277     1.9
                                                                                    ------------------------
                                                                                      10,941,248     3.0
------------------------------------------------------------------------------------------------------------
Real Estate                275,000   The British Land Company PLC                      2,031,458     0.6
                           230,000  +Canary Wharf Finance PLC                          1,738,246     0.5
                                                                                    ------------------------
                                                                                       3,769,704     1.1
------------------------------------------------------------------------------------------------------------
Semiconductor              125,000  +ARM Holdings PLC                                    600,204     0.2
Equipment &
Products
------------------------------------------------------------------------------------------------------------


                  May 31, 2001 (27) Mercury International Fund

                                                                                          In US Dollars
                                                                                    ------------------------
                           Shares                                                                 Percent of
Industries                  Held                Investments                              Value    Net Assets
------------------------------------------------------------------------------------------------------------
EUROPE (concluded)
============================================================================================================

United Kingdom (concluded)

Specialty Retail           515,000   Dixons Group PLC                               $  1,743,058     0.5%
                           160,000   Wolseley PLC                                      1,131,934     0.3
                                                                                    ------------------------
                                                                                       2,874,992     0.8
------------------------------------------------------------------------------------------------------------
Tobacco                    120,000   British American Tobacco PLC                        920,549     0.2
------------------------------------------------------------------------------------------------------------
Transportation             150,000   BAA PLC                                           1,293,456     0.4
Infrastructure
------------------------------------------------------------------------------------------------------------
Wireless                 2,650,000   Vodafone Group PLC                                6,823,319     1.9
Telecommunication
Services
------------------------------------------------------------------------------------------------------------
                                     Total Investments in the
                                     United Kingdom                                   78,895,082    21.5
------------------------------------------------------------------------------------------------------------
                                     Total Investments in Europe
                                     (Cost--$211,500,338)                            212,449,219    57.9
------------------------------------------------------------------------------------------------------------

LATIN AMERICA
============================================================================================================

Chile

Beverages                    3,400   Compania Cervecerias Unidas SA
                                     (ADR)*                                               78,200     0.0
------------------------------------------------------------------------------------------------------------
Diversified                  6,000  +Compania de Telecomunicaciones de                    90,300     0.0
Telecommunication                    Chile SA (ADR)*
Services
------------------------------------------------------------------------------------------------------------
Electric Utilities           6,578   Enersis SA (ADR)*                                   108,866     0.1
------------------------------------------------------------------------------------------------------------
                                     Total Investments in Chile                          277,366     0.1
------------------------------------------------------------------------------------------------------------

Mexico

Banks                        3,000   Grupo Financiero BBVA Bancomer,
                                     SA de CV (ADR)*                                      55,343     0.0
------------------------------------------------------------------------------------------------------------
Specialty Retail             9,500   Grupo Elektra, SA (GDR)**                            86,450     0.0
------------------------------------------------------------------------------------------------------------
Wireless                     4,000   America Movil, SA de CV (Series L)                   81,560     0.0
Telecommunication                    (ADR)*
Services
------------------------------------------------------------------------------------------------------------
                                     Total Investments in Mexico                         223,353     0.0
------------------------------------------------------------------------------------------------------------
                                     Total Investments in Latin America
                                     (Cost--$505,918)                                    500,719     0.1
------------------------------------------------------------------------------------------------------------


                  May 31, 2001 (28) Mercury International Fund

                                                                                          In US Dollars
                                                                                    ------------------------
                           Shares                                                                 Percent of
Industries                  Held                Investments                              Value    Net Assets
------------------------------------------------------------------------------------------------------------
NORTH AMERICA
============================================================================================================

Canada

Auto Components             15,000   Magna International Inc. 'A'                   $    890,589     0.3%
------------------------------------------------------------------------------------------------------------
Electrical Equipment        22,500  +Ballard Power Systems Inc.                        1,207,956     0.3
------------------------------------------------------------------------------------------------------------
Multiline Retail            75,000   Hudson's Bay Company                                783,473     0.2
------------------------------------------------------------------------------------------------------------
                                     Total Investments in Canada                       2,882,018     0.8
------------------------------------------------------------------------------------------------------------

United States

Closed End                  17,053   Morgan Stanley Dean Witter India
Investment Fund                      Investment Fund                                     156,717     0.0
------------------------------------------------------------------------------------------------------------
                                     Total Investments in the United States              156,717     0.0
------------------------------------------------------------------------------------------------------------
                                     Total Investments in North America
                                     (Cost--$2,608,800)                                3,038,735     0.8
------------------------------------------------------------------------------------------------------------

PACIFIC BASIN/ASIA
============================================================================================================

Australia

Airlines                   700,000   Qantas Airways Limited                            1,259,646     0.3
------------------------------------------------------------------------------------------------------------
Containers &               330,000   Amcor Limited                                     1,112,392     0.3
Packaging
------------------------------------------------------------------------------------------------------------
Diversified                625,000  +Cable & Wireless Optus Limited                    1,108,844     0.3
Telecommunication
Services
------------------------------------------------------------------------------------------------------------
Insurance                  700,000   National Mutual Holdings Limited                  1,004,169     0.3
------------------------------------------------------------------------------------------------------------
Media                      220,000   The News Corporation Limited                      1,926,473     0.5
------------------------------------------------------------------------------------------------------------
Metals & Mining            120,000   Broken Hill Proprietary Company
                                     Limited                                           1,368,630     0.4
                         2,000,000   Normandy Mining Limited                           1,013,800     0.3
                                                                                    ------------------------
                                                                                       2,382,430     0.7
------------------------------------------------------------------------------------------------------------
Oil & Gas                  150,000   Woodside Petroleum Limited                        1,120,756     0.3
------------------------------------------------------------------------------------------------------------
                                     Total Investments in Australia                    9,914,710     2.7
------------------------------------------------------------------------------------------------------------

China

Wireless                    86,000  +China Mobile (Hong Kong) Limited                    417,883     0.1
Telecommunication
Services
------------------------------------------------------------------------------------------------------------
                                     Total Investments in China                          417,883     0.1
------------------------------------------------------------------------------------------------------------


                  May 31, 2001 (29) Mercury International Fund

                                                                                          In US Dollars
                                                                                    ------------------------
                           Shares                                                                 Percent of
Industries                  Held                Investments                              Value    Net Assets
------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (continued)
============================================================================================================

Hong Kong

Banks                      245,000   HSBC Holdings PLC                              $  3,055,853     0.8%
------------------------------------------------------------------------------------------------------------
Gas Utilities            1,300,000   Hong Kong and China Gas
                                     Company Ltd.                                      1,525,039     0.4
------------------------------------------------------------------------------------------------------------
Oil & Gas                  300,000  +CNOOC Limited                                       298,085     0.1
------------------------------------------------------------------------------------------------------------
Real Estate                250,000   Cheung Kong (Holdings) Ltd.                       2,732,442     0.7
                           295,000   Sun Hung Kai Properties Ltd.                      2,770,424     0.8
                                                                                    ------------------------
                                                                                       5,502,866     1.5
------------------------------------------------------------------------------------------------------------
                                     Total Investments in Hong Kong                   10,381,843     2.8
------------------------------------------------------------------------------------------------------------

India

Chemicals                    9,600   Reliance Industries Ltd. (GDR)**                    168,192     0.1
------------------------------------------------------------------------------------------------------------
Closed End                  17,000  +India Fund                                          183,600     0.1
Investment Fund
------------------------------------------------------------------------------------------------------------
IT Consulting &              1,514   Infosys Technologies Limited (ADR)*                 102,180     0.0
Services
------------------------------------------------------------------------------------------------------------
Metals & Mining              5,994   Hindalco Industries Ltd. (GDR)**                    125,874     0.0
------------------------------------------------------------------------------------------------------------
                                     Total Investments in India                          579,846     0.2
------------------------------------------------------------------------------------------------------------

Japan

Automobiles                182,900   Toyota Motor Corporation                          6,465,073     1.8
------------------------------------------------------------------------------------------------------------
Banks                    1,736,000   The Asahi Bank, Ltd.                              4,441,542     1.2
                           229,000   The Gunma Bank Ltd.                               1,052,298     0.3
                           413,000   The Sumitomo Bank, Ltd.                           3,514,080     1.0
                                                                                    ------------------------
                                                                                       9,007,920     2.5
------------------------------------------------------------------------------------------------------------
Beverages                  198,000   Asahi Breweries Limited                           2,141,306     0.6
------------------------------------------------------------------------------------------------------------
Chemicals                  336,000   Asahi Chemical Industry Co., Ltd.                 1,569,433     0.4
                           332,000   Kaneka Corporation                                3,121,057     0.9
                            50,000   Shin-Etsu Chemical Co., Ltd.                      1,935,701     0.5
                                                                                    ------------------------
                                                                                       6,626,191     1.8
------------------------------------------------------------------------------------------------------------
Commercial                  17,000   Secom Co., Ltd.                                     991,500     0.3
Services & Supplies
------------------------------------------------------------------------------------------------------------
Computers &                105,000   NEC Corporation                                   1,720,544     0.5
Peripherals
------------------------------------------------------------------------------------------------------------
Diversified                 30,000   Aiful Corporation                                 2,911,126     0.8
Financials                 145,000   The Nomura Securities Co., Ltd.                   2,910,495     0.8
                            30,100   Promise Co., Ltd.                                 2,391,382     0.6
                                                                                    ------------------------
                                                                                       8,213,003     2.2
------------------------------------------------------------------------------------------------------------


                  May 31, 2001 (30) Mercury International Fund

                                                                                          In US Dollars
                                                                                    ------------------------
                           Shares                                                                 Percent of
Industries                  Held                Investments                              Value    Net Assets
------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (continued)
============================================================================================================

Japan (concluded)

Diversified                    245   Nippon Telegraph & Telephone
Telecommunication                    Corporation (NTT)                              $  1,517,590     0.4%
Services
------------------------------------------------------------------------------------------------------------
Electrical                 114,000   Futaba Industrial Co., Ltd.                       1,487,123     0.4
Equipment                  434,000   Mitsubishi Electric Corporation                   2,436,273     0.7
                                                                                    ------------------------
                                                                                       3,923,396     1.1
------------------------------------------------------------------------------------------------------------
Electronic                 235,000   Hitachi Ltd.                                      2,420,805     0.6
Equipment
& Instruments
------------------------------------------------------------------------------------------------------------
Food Products               61,000   Katokichi Co., Ltd.                               1,581,215     0.4
------------------------------------------------------------------------------------------------------------
Household                  345,000   Sharp Corporation                                 4,944,748     1.4
Durables                    73,000   Sony Corporation                                  5,633,816     1.5
                                                                                    ------------------------
                                                                                      10,578,564     2.9
------------------------------------------------------------------------------------------------------------
Household Products          87,000   Kao Corporation                                   2,269,820     0.6
------------------------------------------------------------------------------------------------------------
Media                          427   Fuji Television Network, Incorporated             2,964,779     0.8
                           182,000   Toppan Printing Co., Ltd.                         2,014,223     0.6
                                                                                    ------------------------
                                                                                       4,979,002     1.4
------------------------------------------------------------------------------------------------------------
Metals & Mining            491,000   Sumitomo Metal Mining Co.                         2,388,470     0.7
------------------------------------------------------------------------------------------------------------
Multiline Retail            50,000   Ito-Yokado Co., Ltd.                              2,621,613     0.7
------------------------------------------------------------------------------------------------------------
Office Electronics          72,000   Canon, Inc.                                       2,854,065     0.8
------------------------------------------------------------------------------------------------------------
Pharmaceuticals            110,000   Fujisawa Pharmaceutical Co., Ltd.                 2,550,497     0.7
                           104,000   Shionogi & Co., Ltd.                              2,315,098     0.6
                            63,200   Suzuken Co., Ltd.                                 1,813,769     0.5
                            77,000   Takeda Chemical Industries, Ltd.                  3,920,636     1.1
                                                                                    ------------------------
                                                                                      10,600,000     2.9
------------------------------------------------------------------------------------------------------------
Semiconductor               10,500   Rohm Company Ltd.                                 1,879,608     0.5
Equipment &
Products
------------------------------------------------------------------------------------------------------------
Software                    15,000  +Trend Micro Incorporated                            648,881     0.1
------------------------------------------------------------------------------------------------------------
Trading Companies          274,000   Mitsubishi Corporation                            2,176,873     0.6
& Distributors             437,000   Sumitomo Corporation                              3,129,835     0.9
                                                                                    ------------------------
                                                                                       5,306,708     1.5
------------------------------------------------------------------------------------------------------------
Wireless                       225   NTT DoCoMo, Inc.                                  4,317,455     1.1
Telecommunication
Services
------------------------------------------------------------------------------------------------------------
                                     Total Investments in Japan                       93,052,729    25.4
------------------------------------------------------------------------------------------------------------


                  May 31, 2001 (31) Mercury International Fund

                                                                                          In US Dollars
                                                                                    ------------------------
                           Shares                                                                 Percent of
Industries                  Held                Investments                              Value    Net Assets
------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (concluded)
============================================================================================================

South Korea

Banks                       12,000   Kookmin Bank (GDR)** (b)                          $ 156,000     0.0%
------------------------------------------------------------------------------------------------------------
Diversified                 40,000   Korea Telecom Corporation (ADR)*                    932,000     0.3
Telecommunication
Services
------------------------------------------------------------------------------------------------------------
Index Related               33,700   MSCI South Korea OPALS (Class B)                  2,618,153     0.7
------------------------------------------------------------------------------------------------------------
Metals & Mining             50,000   Pohang Iron & Steel
                                     Company Ltd. (ADR)*                               1,017,500     0.3
------------------------------------------------------------------------------------------------------------
Semiconductor               12,000   Samsung Electronics (GDR)** (b)                   1,026,000     0.3
Equipment &
Products
------------------------------------------------------------------------------------------------------------
                                     Total Investments in South Korea                  5,749,653     1.6
------------------------------------------------------------------------------------------------------------

Taiwan

Computers &                 14,900   Asustek Computer Inc. (GDR)**                        73,755     0.0
Peripherals                 14,926   Compal Electronics Inc. (GDS)***                     98,066     0.1
                             8,600   Synnex Technology International
                                     Corporation (GDR)**                                  56,760     0.0
                                                                                    ------------------------
                                                                                         228,581     0.1
------------------------------------------------------------------------------------------------------------
Electronic Equipment         7,600   Hon Hai Precision Industry Co.,
& Instruments                        Ltd. (GDR)**                                         95,760     0.0
------------------------------------------------------------------------------------------------------------
Semiconductor                4,500   Taiwan Semiconductor Manufacturing                   89,370     0.0
Equipment &                          Company Ltd. (ADR)*
Products                     6,400   United Microelectronics
                                     Corporation (ADR)*                                   65,024     0.0
                                                                                    ------------------------
                                                                                         154,394     0.0
------------------------------------------------------------------------------------------------------------
                                     Total Investments in Taiwan                         478,735     0.1
------------------------------------------------------------------------------------------------------------
                                     Total Investments in the
                                     Pacific Basin/Asia
                                     (Cost--$121,887,233)                            120,575,399    32.9
------------------------------------------------------------------------------------------------------------


                  May 31, 2001 (32) Mercury International Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                          In US Dollars
                                                                                    ------------------------
                            Face                                                                  Percent of
                           Amount          Short-Term Securities                         Value    Net Assets
------------------------------------------------------------------------------------------------------------
Commercial             $12,323,000   General Motors Acceptance Corp.,
Paper****                            4.19% due 6/01/2001                            $ 12,323,000     3.4%
------------------------------------------------------------------------------------------------------------
                                     Total Investments in Short-Term
                                     Securities (Cost--$12,323,000)                   12,323,000     3.4
------------------------------------------------------------------------------------------------------------
                                     Total Investments
                                     (Cost--$352,823,167)                            352,808,526    96.2
                                     Variation Margin on Financial
                                     Futures Contracts--Net*****                         (96,431)    0.0
                                     Other Assets Less Liabilities                    14,007,558     3.8
                                                                                    ------------------------
                                     Net Assets                                     $366,719,653   100.0%
                                                                                    ========================
------------------------------------------------------------------------------------------------------------

    * American Depositary Receipts (ADR).

   ** Global Depositary Receipts (GDR).

  *** Global Depositary Shares (GDS).

 **** Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.

***** Financial futures contracts purchased as of May 31, 2001 were as follows:

      -------------------------------------------------------------------------------------------------------
      Number of                                                                 Settlement
      Contracts                     Issue                        Exchange          Date              Value
      -------------------------------------------------------------------------------------------------------
          22                      FTSE 100                         FTSE          June 2001       $  1,808,467
          34                  Nikkei 225 Index                     SIMEX         June 2001          1,902,163
          30           Standard & Poor's ITSE 60 Index          Toronto SE       June 2001          1,828,331
          59                        Topix                          Tokyo         June 2001          6,514,728
      -------------------------------------------------------------------------------------------------------
      Total Financial Futures Contracts Purchased
      (Total Contract Price--$11,567,182)                                                        $12,053,689
                                                                                                 ===========
      -------------------------------------------------------------------------------------------------------

(a)  The rights may be exercised until 6/15/2001.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

  +  Non-income producing security.

See Notes to Financial Statements.


                  May 31, 2001 (33) Mercury International Fund

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2001

MERCURY MASTER INTERNATIONAL PORTFOLIO

Assets:

Investments, at value (identified cost--$352,823,167)                              $352,808,526
Cash                                                                                    117,275
Cash on deposit for financial futures contracts                                         611,081
Foreign cash                                                                             70,844
Receivables:
  Securities sold                                                $ 12,539,090
  Contributions                                                     3,845,083
  Dividends                                                         1,699,771        18,083,944
                                                                 ------------
Prepaid expenses                                                                          5,030
                                                                                   ------------
Total assets                                                                        371,696,700
                                                                                   ------------
-----------------------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                                              3,160,821
  Withdrawals                                                       1,274,169
  Investment adviser                                                  210,418
  Variation margin                                                     96,431
  Forward foreign exchange contracts                                   76,543         4,818,382
                                                                 ------------
Accrued expenses and other liabilities                                                  158,665
                                                                                   ------------
Total liabilities                                                                     4,977,047
                                                                                   ------------
-----------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                         $366,719,653
                                                                                   ============
-----------------------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                                  $366,368,143
Unrealized appreciation on investments and foreign currency
  transactions--net                                                                     351,510
                                                                                   ------------
Net assets                                                                         $366,719,653
                                                                                   ============
-----------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                  May 31, 2001 (34) Mercury International Fund

STATEMENT OF OPERATIONS

For the Year Ended May 31, 2001

MERCURY MASTER INTERNATIONAL PORTFOLIO

Investment Income:

Dividends (net of $848,920 foreign withholding tax)                          $  6,807,920
Interest and discount earned                                                      438,100
                                                                             ------------
Total income                                                                    7,246,020
                                                                             ------------
-----------------------------------------------------------------------------------------

Expenses:

Investment advisory fees                                  $  3,456,701
Custodian fees                                                 317,391
Accounting services                                            214,721
Professional fees                                               66,562
Trustees' fees and expenses                                     27,461
Pricing fees                                                    11,056
Other                                                           14,077
                                                          ------------
Total expenses                                                                  4,107,969
                                                                             ------------
Investment income--net                                                          3,138,051
-----------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on Investments
& Foreign Currency Transactions--Net:

Realized gain (loss) from:
  Investments--net                                         (49,349,678)
  Foreign currency transactions--net                           397,966        (48,951,712)
                                                          ------------
Change in unrealized appreciation/depreciation on:
  Investments--net                                         (47,943,118)
  Foreign currency transactions--net                            26,857        (47,916,261)
                                                          -------------------------------
Net Decrease in Net Assets Resulting from Operations                         $(93,729,922)
                                                                             ============
-----------------------------------------------------------------------------------------

See Notes to Financial Statements.


                  May 31, 2001 (35) Mercury International Fund

STATEMENTS OF CHANGES IN NET ASSETS

MERCURY MASTER INTERNATIONAL PORTFOLIO

                                                                         For the Year Ended May 31,
                                                                     ---------------------------------
Increase (Decrease) in Net Assets:                                        2001                2000
------------------------------------------------------------------------------------------------------
Operations:

Investment income--net                                               $   3,138,051       $   3,210,164
Realized gain (loss) on investments and foreign currency
  transactions--net                                                    (48,951,712)         32,099,483
Change in unrealized appreciation/depreciation on
  investments and foreign currency transactions--net                   (47,916,261)         42,025,059
                                                                     ---------------------------------
Net increase (decrease) in net assets resulting from operations        (93,729,922)         77,334,706
                                                                     ---------------------------------
------------------------------------------------------------------------------------------------------

Net Capital Contributions:

Increase (decrease) in net assets derived from
  net capital contributions                                            (74,132,941)        111,873,690
                                                                     ---------------------------------
------------------------------------------------------------------------------------------------------

Net Assets:

Total increase (decrease) in net assets                               (167,862,863)        189,208,396
Beginning of year                                                      534,582,516         345,374,120
                                                                     ---------------------------------
End of year                                                          $ 366,719,653       $ 534,582,516
                                                                     =================================
------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                  May 31, 2001 (36) Mercury International Fund

FINANCIAL HIGHLIGHTS

MERCURY MASTER INTERNATIONAL PORTFOLIO

The following ratios have been derived from information provided in the financial statements.

                                                          For the
                                                     Year Ended May 31,        For the Period
                                              ------------------------------   Oct. 30, 1998+
                                                   2001              2000     to May 31, 1999
---------------------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses                                             .89%              .84%              .95%*
                                              ===============================================
Investment income--net                               .68%              .67%             1.76%*
                                              ===============================================
---------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)      $   366,720       $   534,583       $   345,374
                                              ===============================================
Portfolio turnover                                 88.01%            63.03%            24.19%
                                              ===============================================
---------------------------------------------------------------------------------------------

*  Annualized.
+  Commencement of operations.

See Notes to Financial Statements.


                  May 31, 2001 (37) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY MASTER INTERNATIONAL PORTFOLIO

(1)   Significant Accounting Policies:

      Mercury Master International Portfolio (the "Portfolio") is part of Mercury Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily


                  May 31, 2001 (38) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

      fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

      o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax


                  May 31, 2001 (39) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

      provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Portfolio will adopt the provisions to amortize all premiums and discounts on debt securities effective June 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. As of May 31, 2001, no debt securities were held by the Portfolio.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Mercury Advisors, an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      Mercury Advisors is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee based upon the average daily value of the Portfolio's net assets at the following annual rates:
      .75% of the Portfolio's average daily net assets not exceeding $500 million and .70% of average daily net assets in excess of $500 million. The Trust has entered into a Sub-Advisory Agreement with FAM with respect to the Portfolio, pursuant to which FAM provides investment advisory services with respect to the Portfolio's daily cash assets. Mercury Advisors has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that Mercury Advisors actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

      In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of ML & Co., received $53,391 in commissions on the execution of portfolio security transactions for the Portfolio for the year ended May 31, 2001.

      Prior to January 1, 2001, Mercury Advisors provided accounting services to the Portfolio at its cost and the Portfolio reimbursed Mercury Advisors for these services. Mercury Advisors continues to provide certain accounting services to the Portfolio. The Portfolio reimburses Mercury Advisors at its cost for such services. For the year ended May 31,


                  May 31, 2001 (40) Mercury International Fund

NOTES TO FINANCIAL STATEMENTS

(CONCLUDED)

      2001, the Portfolio reimbursed Mercury Advisors an aggregate of $143,939 for the above-described services. The Portfolio entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Portfolio. The Portfolio pays a fee for these services.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Funds, Inc., Mercury Advisors, FAM, PSI, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the year ended May 31, 2001 were $396,263,952 and $471,995,110, respectively.

      Net realized gains (losses) for the year ended May 31, 2001 and net unrealized gains (losses) as of May 31, 2001 were as follows:

                                                 Realized          Unrealized
                                              Gains (Losses)     Gains (Losses)
      --------------------------------------------------------------------------
      Long-term investments                   $(49,489,995)      $    (14,641)
      Financial futures contracts                  140,317            486,507
      Forward foreign exchange contracts           517,549                 --
      Foreign currency transactions               (119,583)          (120,356)
                                              ----------------------------------
      Total                                   $(48,951,712)      $    351,510
                                              ==================================
      --------------------------------------------------------------------------

      As of May 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $3,823,933, of which $27,446,592 related to appreciated securities and $31,270,525 related to depreciated securities. At May 31, 2001, the aggregate cost of investments for Federal income tax purposes was $356,632,459.

(4)   Commitments:

      At May 31, 2001, the Portfolio had entered into foreign exchange contracts under which it had agreed to sell various foreign currencies with an approximate value of $7,743,000.

(5)   Short-Term Borrowings:

      On December 1, 2000, the Portfolio, along with certain other funds managed by Mercury Advisors and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Portfolio did not borrow under the facility during the year ended May 31, 2001.


                  May 31, 2001 (41) Mercury International Fund

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors
Mercury Master International Portfolio
(One of the Series constituting Mercury Master Trust):

We have audited the accompanying statement of assets and liabilities of Mercury Master International Portfolio, including the schedule of investments, as of May 31, 2001, the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury Master International Portfolio as of May 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
July 13, 2001


                  May 31, 2001 (42) Mercury International Fund

PORTFOLIO INFORMATION (UNAUDITED)

WORLDWIDE INVESTMENTS AS OF MAY 31, 2001
================================================================================

                                                                      Percent of
Ten Largest Holdings                                                  Net Assets
--------------------------------------------------------------------------------
BP Amoco PLC                                                             2.7%
--------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                      1.9
--------------------------------------------------------------------------------
Vodafone Group PLC                                                       1.9
--------------------------------------------------------------------------------
Royal Dutch Petroleum Company                                            1.8
--------------------------------------------------------------------------------
Toyota Motor Corporation                                                 1.8
--------------------------------------------------------------------------------
Total Fina SA 'B'                                                        1.6
--------------------------------------------------------------------------------
Sony Corporation                                                         1.5
--------------------------------------------------------------------------------
Nokia Oyj 'A'                                                            1.5
--------------------------------------------------------------------------------
Novartis AG (Registered Shares)                                          1.5
--------------------------------------------------------------------------------
Shell Transport & Trading Company                                        1.4
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Industries                                                Net Assets
--------------------------------------------------------------------------------
Banks                                                                   10.9%
--------------------------------------------------------------------------------
Oil & Gas                                                                8.3
--------------------------------------------------------------------------------
Pharmaceuticals                                                          8.0
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                   4.4
--------------------------------------------------------------------------------
Insurance                                                                4.1
--------------------------------------------------------------------------------
Diversified Financials                                                   3.9
--------------------------------------------------------------------------------
Media                                                                    3.9
--------------------------------------------------------------------------------
Wireless Telecommunication Services                                      3.8
--------------------------------------------------------------------------------
Household Durables                                                       3.6
--------------------------------------------------------------------------------
Metals & Mining                                                          3.2
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Countries                                                 Net Assets
--------------------------------------------------------------------------------
Japan                                                                   25.4%
--------------------------------------------------------------------------------
United Kingdom                                                          21.5
--------------------------------------------------------------------------------
France                                                                   8.6
--------------------------------------------------------------------------------
Netherlands                                                              7.7
--------------------------------------------------------------------------------
Germany                                                                  7.0
--------------------------------------------------------------------------------
Switzerland                                                              5.5
--------------------------------------------------------------------------------
Finland                                                                  3.0
--------------------------------------------------------------------------------
Hong Kong                                                                2.8
--------------------------------------------------------------------------------
Australia                                                                2.7
--------------------------------------------------------------------------------
Spain                                                                    2.1
--------------------------------------------------------------------------------


                  May 31, 2001 (43) Mercury International Fund

[LOGO] Merrill Lynch  Investment Managers

MUTUAL                MANAGED               ALTERNATIVE          INSTITUTIONAL
FUNDS                 ACCOUNTS              INVESTMENTS         ASSET MANAGEMENT

                               [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master International Portfolio of Mercury Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio.

Mercury International Fund
of Mercury Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper          #MERCINTL--5/01